Related Party Balances and Transactions (Details Textual) - USD ($)		1 Months Ended	10 Months Ended	12 Months Ended
	Nov. 11, 2017	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Apr. 03, 2018
Related Party Balances and Transactions (Textual)
Description of rental fee				For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK$130,000 (approximately USD16,667) per calendar month.
Ownership percentage	100.00%
Cash proceeds	$ 1
Gain on disposal of entity under common control	67,874
AENEAS CAPITAL LIMITED [Member]
Related Party Balances and Transactions (Textual)
Administrative fees			$ 64,103	$ 64,103
Description of obligation		The Group, AENEAS CAPITAL LIMITED, Aeneas Management Limited and Aeneas Group Limited entered into a net settlement agreement to offset the amounts due from related parties against the amounts due to related parties. Thereby, the Group is released from obligation for a total amount of $164,973, netting off receivables of total amount of $197,878 and collected remaining balance of $32,905.
AENEAS CAPITAL LIMITED [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Administrative fees			$ 500,000	$ 500,000
Aeneas Group Limited [Member]
Related Party Balances and Transactions (Textual)
Gain on disposal of entity under common control	$ 67,874
Aptorum Medical Limited [Member]
Related Party Balances and Transactions (Textual)
Shares issued					526
Aptorum Medical Limited [Member] | Minimum [Member]
Related Party Balances and Transactions (Textual)
Ownership percentage					95.00%
Aptorum Medical Limited [Member] | Maximum [Member]
Related Party Balances and Transactions (Textual)
Ownership percentage					100.00%